Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	$ 74,815	$ 117,684	$ 120,039
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	76,619	75,482	73,363
Extinguishment of long-term debt	4,069	637	10,238
Amortization of debt issuance costs	2,305	2,503	2,490
Share-based payments	76	1,063	1,749
Foreign exchange loss/(gain)	(439)	800	350
Change in fair value of derivative instruments	22,640	(1,838)	6,686
Drydocking expenditure	(24,643)	(12,645)	(20,714)
Other	7	(223)	(3)
Changes in operating assets and liabilities, net:
Inventory	(4,180)	267	169
Other current assets	(14,568)	(3,702)	(10,313)
Receivables due from related parties	346	100	(726)
Payables due to related parties	150	139	56
Accounts payable	8,506	(1,506)	1,714
Other current liabilities	(5,131)	4,038	(10,064)
Increase (Decrease) in Other Noncurrent Liabilities	163	0	0
Net cash provided by operating activities	140,736	182,799	175,034
Investing activities
Purchase of other fixed assets	0	(4)	(2)
Net cash used in investing activities	0	(4)	(2)
Financing activities
Repayment of long-term debt	(105,180)	(102,440)	(110,827)
Proceeds of revolving credit facilities	1,649,700	1,268,675	1,756,667
Repayment of revolving credit facilities	(1,649,700)	(1,518,675)	(1,606,667)
Prepayment of long-term debt	(387,514)	(80,769)	(595,344)
Proceeds from long-term debt	530,000	430,000	650,000
Extinguishment costs paid on long-term debt	(1,296)	0	(1,433)
Proceeds from termination of derivative instruments	0	10,169	0
Financing costs	(4,421)	(2,801)	(7,712)
Proceeds from issuance of treasury shares	0	1,909	0
Cash dividends paid	(162,267)	(161,674)	(181,225)
Net cash (used in)/provided by financing activities	(130,678)	(155,606)	(96,541)
Effect of exchange rate changes on cash	435	(530)	(348)
Net increase in cash, cash equivalents and restricted cash	10,494	26,659	78,143
Cash, cash equivalents and restricted cash at the beginning of the period	437,203	410,544	332,401
Cash, cash equivalents and restricted cash at the end of the period	447,697	437,203	410,544
Supplemental Information
Interest paid	(92,783)	(105,113)	(112,531)
Income tax paid	$ (100)	$ (132)	$ (55)